Life insurance assets and life insurance liabilities (Tables)	12 Months Ended
Sep. 30, 2018
Life insurance assets and life insurance liabilities
Schedule of life insurance assets and life insurance liabilities

Life insurance assets

Consolidated
$m	2018	20171
Investments held directly and in unit trusts
Equities	1,223	2,515
Debt securities	1,622	2,025
Unit trusts	6,545	6,093
Loans and other assets	60	10

Total life insurance assets	9,450	10,643

Life insurance liabilities

Consolidated	Life Investment		Life Insurance
Reconciliation of movements in policy liabilities	Contracts		Contracts		Total
$m	2018	2017	2018	2017	2018	2017
Opening balance	9,854	13,234	(835)	(873)	9,019	12,361
Movements in policy liabilities reflected in the income statement	704	544	(6)	38	698	582
Contract contributions recognised in policy liabilities	738	790	-	-	738	790
Contract withdrawals recognised in policy liabilities	(1,115)	(1,214)	-	-	(1,115)	(1,214)
Contract fees, expenses and tax recoveries	(104)	(100)	-	-	(104)	(100)
Change in external unit holders of managed investment schemes	(1,639)	(3,400)	-	-	(1,639)	(3,400)

Closing balance	8,438	9,854	(841)	(835)	7,597	9,019

1Comparatives have been restated for consistency.